GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

(a)	Goodwill

         The changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Beginning balance	$1,537	$—
AHF purchase accounting adjustment	(24)	—
Goodwill acquired during the year	21,635	1,537

Ending balance	$23,148	$1,537

(b)	Acquired Intangible Assets

         Intangible assets consist of the following:

	December 31, 2014
	Original weighted average amortization period	Gross carrying amount	Accumulated amortization	Net Carrying Amount
Amortizing intangible assets:
Patient relationships	7.5 yrs	$29,100	(2,895)	26,205
Trade names and trademarks	10 yrs	10,100	(575)	9,525
Non-compete employment agreements	5 yrs	4,999	(560)	4,439
Intellectual property	10 yrs	2,157	—	2,157
Software licensing agreement	4 yrs	2,647	—	2,647

Total		$49,003	(4,030)	44,973

	December 31, 2013
	Original weighted average amortization Period	Gross carrying amount	Accumulated amortization	Net carrying amount
Amortizing intangible assets:
Patient relationships	10 yrs	$5,100	—	$5,100
Trade names and trademarks	10 yrs	1,400	—	1,400
Non-compete employment agreements	5 yrs	600	—	600

Total		$7,100	—	$7,100

         On August 28, 2014, the Company and two unrelated third party entities entered into a contribution agreement to form a new company, Primrose Healthcare, LLC ("Primrose"). Primrose functions as a management company, managing a network of physicians and medical professionals providing continuum care for patients infected with the Hepatitis C virus. The Company has committed to contributing $5,000 for its 51% interest, of which $3,000 was contributed in 2014 with the remainder to be contributed during 2015. The unrelated third party entities contributed a software licensing agreement valued at $2,647 and intellectual property valued at $2,157. No amortization related to these intangibles has been recorded as the entity has yet to recognize any revenue.

         Aggregate amortization expense for amortizing intangible assets was $4,030 for the year ended December 31, 2014. Estimated future amortization expense is as follows:

2015	$7,841
2016	7,438
2017	7,010
2018	6,609
2019	5,016
Thereafter	11,059

$44,973